February 5, 2003

VIA EDGAR
---------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         Re:      Gabelli Equity Series Funds, Inc. (the "Fund")
                  File Nos. 33-41913 and 811-06367
                  --------------------------------
Dear Sir or Madam:

     Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Fund's combined Prospectus for The Gabelli Small Cap Growth Fund and The Gabelli Equity Income Fund, Class AAA Shares, does not differ from that contained in Post-Effective Amendment No. 14 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on Janaury 31, 2003 (Accession #0000935069-03-000085).

     Any questions with respect to this filing should be directed to me at (617) 535-0545.

                                                  Very truly yours,

                                                  /s/ Aaron Remorenko
                                                  -------------------
                                                  Aaron Remorenko
                                                  Regulatory Administrator

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         T. Hamlin
         L. Dowd